EARN-OUT SHARES (Tables)	6 Months Ended
Jun. 30, 2023
EARN-OUT SHARES
Schedule of changes in fair value of the earnout liability

Earnout Liability
Earnout liability, January 1, 2023	$12,810,000
Change in fair value	(1,500,000)
Earnout liability, March 31, 2023	11,310,000
Change in fair value	(6,700,000)
Earnout liability, June 30, 2023	$4,610,000